CONTRACTUAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
CONTRACTUAL COMMITMENTS AND CONTINGENCIES	CONTRACTUAL COMMITMENTS AND CONTINGENCIES

	US Dollars
Figures in millions	2025	2024	2023

Capital commitments
Acquisition of tangible assets
Contracted for	378	224	141
Not contracted for	811	345	392
Authorised based on Group’s approval framework (1)	1,189	569	533
Allocated to:
Non-sustaining capital
- within one year	260	289	240
- thereafter	253	—	74
	513	289	314
Sustaining capital
- within one year	666	280	205
- thereafter	9	—	14
	675	280	219

Share of underlying capital commitments of joint ventures included above	—	—	—

Purchase obligations
Contracted for
- within one year	741	640	428
- thereafter	945	595	271
	1,686	1,235	699
(1)Capital commitments increased in 2025 mainly due to sustaining capital for Sukari, and project capital for tailings storage facilities and Block 3 execution at Siguiri.
Purchase obligations
Purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon.
To service these capital commitments, purchase obligations and other operational requirements, the Group is dependent on existing cash resources, cash generated from operations and borrowings (in the form of bonds and credit facilities). As part of the management of liquidity, funding and interest rate risk, the Group regularly evaluates market conditions and may enter into transactions, from time to time, to repurchase outstanding debt, pursuant to open market purchases, privately negotiated transactions, tender offers or other means.
Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations, and the quantity of foreign exchange available in offshore countries.
In addition, distributions from joint ventures are subject to relevant Board approvals.
The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the Group’s covenant performance indicates that existing financing facilities will be available to meet the above commitments. The financing facilities which mature in the near future are disclosed in current liabilities. The
Group believes that sufficient measures are in place to ensure that these facilities can be refinanced.
Litigation claims
On 27 March 2023, Altius Royalty Corporation (Altius) initiated arbitration proceedings in Vancouver, B.C., Canada against
AngloGold Ashanti North America Inc. (AGANA) regarding the geographic scope of a 1.5% net smelter returns royalty. Altius asserted the royalty should be broadly interpreted to cover nearly all claims controlled by AGANA in the Beatty, Nevada mining district, including claims related to the Arthur Gold Project (previously the Expanded Silicon project) as well as claims acquired in
2022 as part of the Corvus Gold Inc. and Coeur Sterling, Inc. acquisitions. On 7 January 2025, the arbitration panel delivered a partial award which made final rulings regarding the proper interpretation of the royalty agreement and scope of the royalty. The partial award directed the parties to confer in an attempt to reach mutual agreement regarding how its rulings in the partial award would apply to the lands controlled by AGANA. When agreement was not reached, the parties subsequently made further submissions to the arbitration panel advancing their respective understandings of the application of the partial award. Through that conferral and submission process, the parties agreed that (i) 2,400 mining claims were included within the royalty and (ii)
2,112 claims were excluded from the royalty. The parties could not agree on the royalty status of the remaining 1,978 claims. On
12 August 2025, the arbitration panel issued its final award in which it resolved the status of those still-disputed claims, holding that only 24 are subject to the royalty and the remaining 1,954 claims are excluded from the royalty. A memorandum relating to such final award was recorded with the Nye County Recorder’s Office on 11 March 2026 and this dispute is resolved.
Brazil - AngloGold Ashanti Mineração
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 on VAT, social security contributions, property taxes and federal contributions on royalties. The collective contingent liability on the various matters is $38m (2024: $37m) and has not been recognised as a liability. There is uncertainty whether the amounts are due under the applicable laws, but the Group believes there is a chance of an adverse outcome.